Contract liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contract liabilities
3 8	Contract liabilities

	2020 RMB million	2019 RMB million
Unredeemed credits under the frequent flyer award programs (Note)	1,451	1,568
Others	62	42

	1,513	1,610

Note:
As at December 31, 2020, unredeemed credits under the frequent flyer award programs represent the aggregated amounts of the transaction price allocated to the remaining performance obligation, which is expected to be recognized as revenue in the future when the customers obtain control of the goods or services. Movement of unredeemed credits under the frequent flyer award programs is set out below:

	2020	2019
	RMB million	RMB million
Balance at 1 January	3,331	3,711
-Current	1,568	1,693
-Non-current	1,763	2,018
Addition as a result of increase of the unredeemed credits under the frequent flyer award programs	1,270	1,979
Reduction as a result of revenue recognized during the year	(1,405)	(2,359)
Representing:
-Recognized as revenue from opening balance of contract liabilities	(1,192)	(1,948)
-Recognized as revenue from current year addition of contract liabilities	(213)	(411)

Balance at 31 December	3,196	3,331

Representing:
-Current	1,451	1,568
-Non-current (Note 40)	1,745	1,763